Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000091471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Macro Absolute Return Advantage Portfolio
Without Sales Load [Member] | C000091471
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%	5.22%	4.27%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%